Document and Entity Information Document	May 06, 2022
Written Communications	false
Amendment Flag	false
Entity File Number	1-09067
Document Type	8-K
Document Period End Date	May 06, 2022
Entity Registrant Name	System Energy Resources, Inc.
Entity Tax Identification Number	72-0752777
Entity Incorporation, State or Country Code	AR
Entity Address, Address Line One	1340 Echelon Parkway
Entity Address, City or Town	Jackson
Entity Address, State or Province	MS
Entity Address, Country	US
Entity Address, Postal Zip Code	39213
City Area Code	601
Local Phone Number	368-5000
Entity Central Index Key	0000202584
Entity Emerging Growth Company	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false